RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTIES:
Schedule of key management compensation
For the year ended December 31, 2024:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting Chief Executive Officer	Full Time	0.91%	660	281	594
Raysat (Yoav Leibovitch)	Chairman	Full Time	25.56%	1,200	235	-

For the year ended December 31, 2023:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting CEO	Full Time	0.25%	303	160	129
Ilan Gat (Simona Gat)	Former president and COO	Full Time	19.47%	605	-	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	26.35%	1,750	450	39

Schedule of outstanding balances with related parties
	For the year ended December 31
	2024	2023
Assets
Jet Talk	46	75
Total Assets	46	75
Labilities
Raysat	335	550
Current Chief Executive Officer	281	190
Total Liabilities	616	740